FINANCIAL INSTRUMENTS - Assets and Liabilities Not Carried at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Investment contracts	$ 1,708	$ 1,857
Carrying amount (net)
Assets
Loans and other receivables	2,557	2,572
Liabilities
Borrowings	24,059	35,114
Investment contracts	1,708	1,857
Estimated fair value
Assets
Loans and other receivables	2,418	2,714
Liabilities
Borrowings	22,849	41,118
Investment contracts	$ 1,758	$ 2,231